Average Annual Total Returns - PSF Mid-Cap Growth Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 5 Years	Class II 10 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	47.47%	19.04%	14.65%	46.90%	18.56%	14.18%	13.66%	12.35%	11.51%	35.59%	18.66%	15.04%